Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases	Leases
We adopted Topic 842 on January 1, 2019 using a modified retrospective approach. Prior year periods continue to be reported under Accounting Standards Codification ("ASC") Topic 840. See Note A for further discussion of the current period effects of adoption of ASU No. 2016-02 Leases (Topic 842).
We are party to operating lease arrangements primarily for leased real estate for restaurants and office space. Right-of-use assets and lease liabilities related to operating leases under ASC 842 are recorded at commencement when we are party to a contract which conveys the right for the Company to control an asset for a specified period of time. We are not a party to any material contracts considered finance leases. Right-of-use assets and lease liabilities related to operating leases are recorded as Lease assets and Lease liabilities, respectively, on the Condensed Consolidated Balance Sheets as of June 30, 2019.
Our material operating leases range in term from one year to nineteen years. As of June 30, 2019, the weighted-average remaining lease term of our operating leases was eight years. Leases with an initial term of 12 months or less are not recorded on the balance sheet and we recognize lease expense for these leases on a straight-line basis over the lease term.
Our lease agreements do not contain any material buyout options, residual value guarantees or restrictive covenants.
Most of our leases include one or more options to renew, with renewal terms that can extend the lease term by varying amounts. The exercise of lease renewal options is at our sole discretion. We include options to renew, not to exceed a total lease term of twenty years, in our measurement of right-of-use assets and lease liabilities when they are considered reasonably certain of exercise. We consider a lease probable for renewal when the duration of the lease extensions are in the foreseeable future and related to assets for which will be reasonably assured of continued use.
Excluding certain immaterial classes of leases in our Restaurant Group, we do not separate lease components from nonlease components for any of our right of use assets.
Our operating lease liabilities are determined by discounting future lease payments using a discount rate which represents our best estimate of the incremental borrowing rate our subsidiaries would have to pay to borrow money to finance the asset over the underlying lease term and for an amount equal to the lease payments. Our discount rate is based on interest rates associated with comparable public company secured debt for companies similar to our operating subsidiaries and of similar duration to the underlying lease. As of June 30, 2019, the weighted-average discount rate used to determine our operating lease liabilities was 7.76%.
In our Restaurant Group, lease costs directly attributable to restaurant operations, primarily for real estate and to a lesser extent certain restaurant equipment, are included in Cost of restaurant revenue on the Condensed Consolidated Statements of Operations. Lease costs not directly attributable to cost of goods or services is included in Other operating expense on the Condensed Consolidated Statements of Operations.
Our operating lease costs for the three and six months ended June 30, 2019 consist of:

		Three Months Ended June 30, 2019	Six Months Ended June 30, 2019
Lease Cost	Classification	(in millions)
Operating lease cost	Cost of restaurant revenue	$13.7	$28.3
	Other operating expense	$0.2	$0.3
Total operating lease cost		$13.9	$28.6

We do not have any material short term lease costs, variable lease costs, or sublease income.
Future payments under operating lease arrangements accounted for under ASC Topic 842 are as follows (in millions):

2019 (remaining)	$30.7
2020	59.3
2021	53.0
2022	41.9
2023	35.1
Thereafter	137.4
Total lease payments, undiscounted	$357.4
Less: discount	96.4
Total operating lease liability as of June 30, 2019, at present value	$261.0
Less: operating lease liability as of June 30, 2019, current	43.0
Operating lease liability as of June 30, 2019, long term	$218.0

Future payments under operating lease arrangements accounted for under ASC Topic 840 as of December 31, 2018 are as follows (in millions):

2019	$62.0
2020	57.7
2021	51.3
2022	40.7
2023	34.1
Thereafter	133.2
Total future minimum operating lease payments	$379.0